INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 13,115	$ 13,115
Accumulated amortization	5,566	3,708
Total	7,549	9,407
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	5 years 3 months 18 days
Cost	10,725	10,725
Accumulated amortization	3,592	2,103
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	6 months
Cost	1,491	1,491
Accumulated amortization	1,437	1,330
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	1 year 6 months
Cost	899	899
Accumulated amortization	$ 537	$ 275